Risk Management - Measurement uncertainty and sensitivity analysis (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) economic_scenario	Dec. 31, 2024 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios, percentage	100.00%
Loans and advances | £	£ (1,232,975)	£ (1,204,773)
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances | £	4,034	£ 3,860
Accumulated impairment | Post-model adjustment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances | £	£ 81
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	7 years
Credit risk | Downside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	2
Credit risk | Upside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	2